Preferred and Common Stock (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			0 Months Ended						1 Months Ended	4 Months Ended	8 Months Ended	10 Months Ended	0 Months Ended	10 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 20, 2014	Sep. 16, 2013	May 21, 2013	Feb. 28, 2013	Feb. 26, 2013	Feb. 21, 2013	Feb. 13, 2013	Apr. 24, 2013	Aug. 31, 2012	Oct. 31, 2012	Oct. 31, 2013	Oct. 24, 2014	Oct. 31, 2013
Preferred Stock
Preferred stock shares authorized	10,000,000	10,000,000
Preferred stock - par value	$ 0.0001	$ 0.0001
Preferred stock shares issued	4,540	4,540
Preferred stock shares outstanding	4,540	4,540
Stock based compensation
Share-based Compensation	$ 5,254	$ 1,089	$ 0
Common Stock
Proceeds from issuance of common stock	54,289	307,542	0
Common stock shares authorized	250,000,000	250,000,000
Common stock - par value	$ 0.0001	$ 0.0001
Gross Proceeds
Common Stock
Proceeds from issuance of common stock				57,556	100,000	120,000	100,453	28,001	22,000
Net Proceeds
Common Stock
Proceeds from issuance of common stock				54,289	96,120	115,432	95,970
Agents' Costs
Common Stock
Stock issuance costs				3,022	3,501	4,199	4,018
Offering Costs
Common Stock
Stock issuance costs				247	379	369	465
Direct Offering | Gross Proceeds
Common Stock
Proceeds from issuance of common stock					50,000	60,000
Private Placement | Gross Proceeds
Common Stock
Proceeds from issuance of common stock					50,000	60,000		50,452
Series D Redeemable Convertible Preferred Stock
Preferred Stock
Preferred stock shares issued	1,200	1,200
Preferred stock shares outstanding	1,200	1,200	600
Redeemable Convertible Preferred Stock
Issuance of preferred shares		600								300	300	300	300
Fair value of preferred stock										3,000	3,000	3,000	3,000
Preferred stock - dividend rate percentage	6.00%
Common Stock
Stock based compensation
Disclosure of share based compensation arrangements																In October 2013, Navios Acquisition authorized and issued to its directors in the aggregate of 2,100,000 restricted shares of common stock and options to purchase 1,500,000 shares of common stock having an exercise price of $3.91 per share and an expiration term of 10 years. These awards of restricted common stock and stock options are based on service conditions only and vest ratably over a period of three years (33.33% each year).
Stock based compensation - restricted shares issued		2,100,000												2,100,000
Stock based compensation - shares issued																1,500,000
Restricted stock price at grant date																$ 3.99
Restricted stock fair value amount																8,379
Share based compensation price																$ 0.79
Share based compensation fair value																1,188
Vested during the period															699,994
Restricted shares outstanding	1,400,006
Stock options outstanding	1,000,000
Compensation cost relating to service conditions of non-vested stock options	401
Compensation cost relating to service conditions of non-vested restricted stock	$ 2,825
Weighted average period of recognition	1 year 9 months 26 days
Weighted average period of recognition of stock options	8 years 9 months 19 days
Common Stock
Issuance of common shares, number of shares	14,950,000	94,097,529		14,950,000	25,974,026	32,876,712	35,246,791	9,825,000	7,719,300
Share price				$ 3.85	$ 3.85	$ 3.65	$ 2.85
Common Stock | Overallotment option
Common Stock
Issuance of common shares, number of shares				1,950,000
Common Stock | Direct Offering
Common Stock
Issuance of common shares, number of shares					12,987,013	16,438,356
Common Stock | Private Placement
Common Stock
Issuance of common shares, number of shares					12,987,013	16,438,356		17,702,491